Note 6 (Tables)	9 Months Ended
Jul. 31, 2012
Schedule of Product Warranty Liability [Table Text Block]
	Three Months Ended July 31,		Nine Months Ended July 31,
(In thousands)	2012	2011	2012	2011

Balance, beginning of period	$123,580	$118,767	$123,865	$125,268
Additions	6,882	9,663	23,964	22,508
Charges incurred	(8,346)	(9,359)	(25,713)	(28,705)
Balance, end of period	$122,116	$119,071	$122,116	$119,071